Victory Trivalent International Small-Cap Fund Expense Example - Victory Trivalent International Small-Cap Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 705
Expense Example, with Redemption, 3 Years	1,048
Expense Example, with Redemption, 5 Years	1,414
Expense Example, with Redemption, 10 Years	2,441
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	942
Expense Example, with Redemption, 5 Years	1,693
Expense Example, with Redemption, 10 Years	3,265
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	624
Expense Example, with Redemption, 10 Years	1,403
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	$ 1,351